Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Foreign Exchange Forward Contracts Representing Commitments to Buy and Sell Various Foreign Currencies
At December 31, 2019, the Company had outstanding foreign exchange forward contracts representing commitments to buy and sell various foreign currencies. Significant commitments are as follows:

	For Canadian dollars		For U.S. dollars
Buy (Sell)	U.S. dollar amount	Weighted average rate	Peso amount	Weighted average rate
2020	173	1.31238	6,271	0.04824
2020	(759)	0.76562	(25)	20.37835
2021	19	1.31855	2,749	0.04624
2021	(479)	0.76856	—	—
2022	6	1.32105	1,074	0.04675
2022	(263)	0.76649	—	—
2023	(52)	0.76140	—	—
2024	(14)	0.75235	—	—
	(1,369)		10,069

	For euros
Buy (Sell)	U.S dollar amount	Weighted average rate	Czech koruna amount	Weighted average rate
2020	196	0.85601	4,582	0.03834
2020	(117)	1.15358	—	—
2021	89	0.82944	2,576	0.03757
2021	(34)	1.21681	—	—
2022	48	0.81676	468	0.03762
2022	(4)	1.21233	—	—
2023	23	0.81607	—	—
2023	(2)	1.19193	—	—
2024	7	0.83511	—	—
	206		7,626

Schedule of Company's Financial Assets and Liabilities
The Company’s financial assets and liabilities consist of the following:

	2019	2018
Financial assets
Cash and cash equivalents	$1,276	$684
Restricted cash equivalents	116	118
Accounts receivable	5,927	6,548
Publicly traded and private equity investments	99	323
Severance investments	1	3
Long-term receivables included in other assets [note 1 4 ]	217	198
Financial assets held for sale [note 3]
Accounts receivable held for sale	—	258
Severance investments held for sale	—	1

	$7,636	$8,133

Financial liabilities
Bank indebtedness [note 1 7 ]	$—	$35
Commercial paper [note 1 7 ]	—	1,063
Long-term debt (including portion due within one year)	3,168	3,285
Accounts payable	5,628	6,094
Financial liabilities held for sale [note 3]
Accounts payable held for sale	—	226

	$8,796	$10,703

Derivatives designated as effective hedges, measured at fair value
Foreign currency contracts
Prepaid expenses and other	$46	$25
Other assets	24	9
Other accrued liabilities	(10)	(61)
Other long-term liabilities	(8)	(40)

	$52	$(67)

Derivative Foreign Currency Contracts at Gross Fair Value and Unrecognized Impacts of Master Netting Arrangements	The following table shows the Company’s derivative foreign currency contracts at gross fair value as reflected in the consolidated balance sheets and the unrecognized impacts of master netting arrangements:

	Gross	Gross
	amounts	amounts
	presented	not offset
	in consolidated	in consolidated	Net
	balance sheets	balance sheets	amounts
December 31, 2019
Assets	$70	$15	$55
Liabilities	$(18)	$(15)	$(3)

December 31, 2018
Assets	$34	$33	$1
Liabilities	$(101)	$(33)	$(68)